Convertible Note Payable (Details Textual) - USD ($)				1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 13, 2017	Aug. 02, 2016	Dec. 02, 2015	Aug. 31, 2017	Jul. 31, 2017	Dec. 27, 2016	Nov. 30, 2016	Mar. 17, 2016	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Feb. 28, 2017	Aug. 17, 2016	Apr. 24, 2016
Convertible Note Payable (Textual)
Warrants issued										2,500,000
Convertible Notes Payable outstanding balance									$ 1,940,111	$ 1,940,111		$ 500,000
Less: Debt Discount									(177,971)	(177,971)		(184,398)
Debt issuance costs
Proceeds from issuance of convertible notes										$ 555,000
Consideration shares, number of shares repurchased										25,000
Increase in derivative liability										$ (1,257,716)
Placement agent fees										49,420
Convertible redeemable debentures, percentage	8.50%
Aggregate principal amount									60,000	60,000
Convertible note to third party lender [Member]
Convertible Note Payable (Textual)
Convertible note		$ 50,000	$ 100,000			$ 100,000	$ 400,000	$ 200,000	$ 121,500	$ 121,500		$ 400,000
Interest rate		10.00%	12.00%			10.00%	10.00%	12.00%	12.00%	12.00%		10.00%
Maturity date		Aug. 31, 2016	Dec. 01, 2016			Dec. 27, 2017	Nov. 01, 2017	Apr. 21, 2016		Sep. 01, 2017		Dec. 29, 2017
Warrants issued			300,000			100,000	400,000	150,000		102,550		400,000
Conversion price per share			$ 0.35			$ 0.30
Warrant term			5 years			5 years	5 years	5 years		5 years		5 years
Warrants, Exercise Price			$ 0.35			$ 0.40	$ 0.30	$ 0.40	$ 0.20	$ 0.20		$ 0.30
Principal amount of convertible notes				$ 100,000					$ 200,000	$ 200,000
Interest amount of convertible notes				$ 6,767						$ 16,384
Offering discount percentage										15.00%
Current default principal amount									85,000	$ 85,000
Outstanding principal balance repaid										40,000
July 2017 Convertible Offering [Member]
Convertible Note Payable (Textual)
Interest rate					8.50%
Maturity date					Apr. 18, 2018
Warrants issued					245,000
Warrant term					5 years
Proceeds from issuance of convertible notes					$ 450,000
Warrants issued to purchase shares					778,750
Warrants, Exercise Price					$ 0.20
Consideration shares, number of shares repurchased					25,000
Consideration shares, repurchase amount					$ 3,520
Convertible redeemable debentures redemption, description	The Company redeemed the 8.5% Convertible Redeemable Debentures by paying the three accredited investors an aggregate $606,812 representing 117.5% of the principal along with interest.				(i) the issuance and sale of 8.5% Convertible Redeemable Debentures, containing a ten percent (10%) original issuance discount, due April 18, 2018 (the "Debentures") and (ii) the issuance and sale of five-year Common Stock Purchase Warrants to purchase up to 778,750 shares of the Company's common stock, par value $0.001 per share.
Derivative liability									$ 321,231	$ 321,231
August 2017 Convertible Note Offering [Member]
Convertible Note Payable (Textual)
Interest rate									0.20%	0.20%			15.00%
Warrants issued										2,064,466
Offering of gross proceeds										$ 1,954,918
Less: Debt Discount									$ 138,180	$ 138,180
Warrants issued to purchase shares									579,969	579,969
Warrants, Exercise Price									$ 0.20	$ 0.20
Principal amount of convertible notes									$ 500,000	$ 500,000
Interest amount of convertible notes										24,876
Convertible redeemable debentures redemption, description				The August 2017 Convertible Note Offering consisted of a maximum of $6,000,000 of units of the Company's securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a five-year warrant (each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price"). The Notes mature on the second (2nd) anniversary of their issuance dates.
Conversion feature of debt instrument									247,754	127,595
Placement agent fees										66,574
Derivative liability									106,916	106,916
Fair value derivative liability									121,800	121,800
Secured debt									992,177	$ 992,177
Convertible secured promissory note, description										The Company offered, through a placement agent, $6,000,000 of units of its securities (each, a "Unit" and collectively, the "Units"), with each Unit consisting of (a) a 15% Convertible Secured Promissory Note (each a "Note" and together the "Notes"), convertible into shares of the Company's common stock, par value $.001 per share ("Conversion Shares") at a conversion price of $0.20 per share (the "Conversion Price"), and (b) a five-year warrant ( each a "Warrant and together the "Warrants") to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into ("Warrant Shares") at an exercise price of $0.20 per share ("Exercise Price").
Aggregate principal amount									500,000	$ 500,000
August 2017 Convertible Note Offering One [Member]
Convertible Note Payable (Textual)
Offering of gross proceeds										2,104,938
Interest amount of convertible notes										2,219,913
Placement agent fees										115,994
Aggregate principal amount									4,062,009	$ 4,062,009
Warrants [Member]
Convertible Note Payable (Textual)
Warrants, Exercise Price														$ 0.40	$ 0.30
Warrants [Member] | August 2017 Convertible Note Offering [Member]
Convertible Note Payable (Textual)
Warrants issued										4,377,826
Debt issuance costs									101,561	$ 101,561
Fair value derivative liability									250,036	$ 250,036
Three Investor [Member]
Convertible Note Payable (Textual)
Warrants issued										778,750
Less: Debt Discount									$ 52,743	$ 52,743
Proceeds from issuance of convertible notes										$ 0
Warrants issued to purchase shares									13,070,148	13,070,148
Principal amount of convertible notes	$ 606,812
Three Investor [Member] | August 2017 Convertible Note Offering [Member]
Convertible Note Payable (Textual)
Warrants issued										2,525,000